Investments Accounted for Using the Equity Method	6 Months Ended
Jun. 30, 2020
Interests In Other Entities [Abstract]
Investments Accounted for Using the Equity Method

B.5. INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method consist of associates and joint ventures (see Note B.1. to the consolidated financial statements for the year ended December 31, 2019), and comprise:

(€ million)	% interest	June 30, 2020	December 31, 2019
Regeneron Pharmaceuticals, Inc. (a)		—	3,342
Infraserv GmbH & Co. Höchst KG (b)	31.2	62	70
Entities and companies managed by Bristol-Myers Squibb (c)	100.0	—	37
Other investments	—	134	142
Total		196	3,591
(a)Following the transaction of May 29, 2020 as described in Note B.1. above, which resulted in the divestment of 22.8 million Regeneron shares, Sanofi no longer exercises significant influence over Regeneron. As of that date, Sanofi retained 0.4 million Regeneron shares, classified in the “Equity instruments at fair value through other comprehensive income” category (see Note B.6.)
(b)Joint venture.
(c)On February 29, 2020, Sanofi acquired from Bristol-Myers Squibb the remaining 50.1% equity interest not yet held by Sanofi in the three partnerships that organize the commercialization of Plavix® in the United States and Puerto Rico, for a total consideration of $12 million. This acquisition was accounted for in accordance with IFRS 3 (Business Combinations).

The financial statements include commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	June 30, 2020	June 30, 2019	December 31, 2019
Sales (a)	52	16	24
Royalties and other income (a)	65	153	270
Accounts receivable and other receivables	7	160	151
Purchases and other expenses (including research expenses) (a)	605	608	1,334
Accounts payable and other payables	5	373	342
(a)For the six months ended June 30, 2020, these amounts include transactions between Sanofi and Regeneron for the period from January 1 through May 29, 2020. The table above does not include the repurchase by Regeneron of its own shares from Sanofi (see Note B.1.).